Lease - Summary of Sales-Type Lease Income (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Financing Income [Member]
Sales-type Lease, Lease Income	¥ 5,502,703	$ 863,494	¥ 45,993,173	¥ 89,872,562
Sales Income [Member]
Sales-type Lease, Lease Income	¥ 0	$ 0	¥ 0	¥ 89,150,614